Schedule of Investments - March 31, 2022
Hotchkis & Wiley Small Cap Value Fund (Unaudited)
	Shares
COMMON STOCKS - 95.93%	Held	Value
COMMUNICATION SERVICES - 4.30%
Media - 4.30%
Stagwell, Inc. (a)	3,701,000	$26,795,240
TOTAL COMMUNICATION SERVICES		26,795,240

CONSUMER DISCRETIONARY - 9.55%
Auto Components - 2.63%
Adient PLC (a)	402,700	16,418,079

Automobiles - 1.00%
Harley-Davidson, Inc.	157,400	6,201,560

Hotels, Restaurants & Leisure - 0.37%
International Game Technology PLC	94,200	2,324,856

Internet & Catalog Retail - 1.94%
Points.com, Inc. (a)	654,525	12,115,258

Specialty Retail - 3.61%
The ODP Corp. (a)	338,080	15,494,206
Sonic Automotive, Inc.	165,900	7,052,409
		22,546,615
TOTAL CONSUMER DISCRETIONARY		59,606,368

ENERGY - 17.68%
Energy Equipment & Services - 3.80%
Expro Group Holdings NV (a)	731,182	13,000,416
NOV, Inc.	546,100	10,709,021
		23,709,437
Oil, Gas & Consumable Fuels - 13.88%
APA Corp.	159,100	6,575,603
Berry Corp.	885,600	9,139,392
Equitrans Midstream Corp.	942,400	7,953,856
Kinetik Holdings, Inc.	15,695	1,020,332
Kosmos Energy Ltd. (a)	3,130,400	22,507,576
Murphy Oil Corp.	215,900	8,720,201
Oasis Petroleum, Inc.	9,500	1,389,850
Range Resources Corp. (a)	811,000	24,638,180
Ranger Oil Corp. (a)	71,400	2,465,442
Rockhopper Exploration PLC (a)	3,066,400	348,839
Whiting Petroleum Corp.	22,900	1,866,579
		86,625,850
TOTAL ENERGY		110,335,287

FINANCIALS - 23.66%
Banks - 10.33%
Associated Banc-Corp	66,800	1,520,368
The Bank of NT Butterfield & Son Ltd.	465,500	16,702,140
First BanCorp	563,700	7,395,744
First Hawaiian, Inc.	484,900	13,523,861
Investors Bancorp, Inc.	195,800	2,923,294
Popular, Inc.	274,200	22,413,108
		64,478,515
Capital Markets - 4.72%
Evercore, Inc.	181,700	20,226,844
Lazard Ltd.	1,100	37,950
Perella Weinberg Partners	322,700	3,049,515
Stifel Financial Corp.	90,100	6,117,790
		29,432,099
Consumer Finance - 2.76%
SLM Corp.	936,400	17,192,304

Insurance - 5.60%
CNO Financial Group, Inc.	121,900	3,058,471
Enstar Group Ltd. (a)	54,979	14,357,766
Global Indemnity Group LLC	316,036	8,245,379
Horace Mann Educators Corp.	221,600	9,269,528
		34,931,144
Thrifts & Mortgage Finance - 0.25%
Luther Burbank Corp.	117,800	1,565,562
TOTAL FINANCIALS		147,599,624

HEALTH CARE - 2.02%
Health Care Providers & Services - 2.02%
Hanger, Inc. (a)	687,300	12,598,209
TOTAL HEALTH CARE		12,598,209

INDUSTRIALS - 20.52%
Commercial Services & Supplies - 2.83%
The Brink's Company	180,900	12,301,200
MillerKnoll, Inc.	70,300	2,429,568
Quad/Graphics, Inc. (a)	419,100	2,908,554
		17,639,322
Construction & Engineering - 2.87%
Fluor Corp. (a)	624,900	17,928,381

Machinery - 7.07%
Allison Transmission Holdings, Inc.	262,600	10,309,676
Crane Company	82,300	8,911,444
Enerpac Tool Group Corp.	69,200	1,514,788
Flowserve Corp.	123,600	4,437,240
The Greenbrier Companies, Inc.	136,400	7,025,964
Meritor, Inc. (a)	275,700	9,806,649
Miller Industries, Inc.	75,700	2,131,712
		44,137,473
Professional Services - 7.44%
Hudson Global, Inc. (a) (o)	169,560	6,896,005
KBR, Inc.	172,400	9,435,452
Korn Ferry	143,500	9,318,890
ManpowerGroup, Inc.	33,100	3,108,752
TrueBlue, Inc. (a)	610,950	17,650,346
		46,409,445
Trading Companies & Distributors - 0.31%
Rush Enterprises, Inc.	38,350	1,952,399
TOTAL INDUSTRIALS		128,067,020

INFORMATION TECHNOLOGY - 11.14%
Communications Equipment - 0.31%
Casa Systems, Inc. (a)	75,500	341,260
CommScope Holding Company, Inc. (a)	201,300	1,586,244
		1,927,504
Electronic Equipment, Instruments & Components - 6.20%
Arrow Electronics, Inc. (a)	133,000	15,777,790
Avnet, Inc.	62,000	2,516,580
Belden, Inc.	123,700	6,852,980
Itron, Inc. (a)	121,100	6,379,548
Plexus Corp. (a)	87,800	7,182,918
		38,709,816
IT Services - 3.08%
Euronet Worldwide, Inc. (a)	136,300	17,739,445
Verra Mobility Corp. (a)	89,000	1,448,920
		19,188,365
Semiconductors & Semiconductor Equipment - 0.64%
Diodes, Inc. (a)	45,900	3,992,841

Software - 0.91%
Telos Corp. (a)	572,600	5,708,822
TOTAL INFORMATION TECHNOLOGY		69,527,348

MATERIALS - 1.04%
Chemicals - 1.04%
Ecovyst, Inc.	563,200	6,510,592

Metals & Mining - 0.00%
Noranda Aluminum Holding Corp. (a) (f) (i) (o) (u)	800,300	0
TOTAL MATERIALS		6,510,592

REAL ESTATE - 3.79%
Equity Real Estate Investment Trusts - 3.21%
Seritage Growth Properties (a) (l)	1,581,000	20,015,460

Real Estate Management & Development - 0.58%
The RMR Group, Inc.	117,400	3,651,140
TOTAL REAL ESTATE		23,666,600

UTILITIES - 2.23%
Electric Utilities - 0.49%
Portland General Electric Company	55,900	3,082,885

Multi-Utilities - 1.74%
Avista Corp.	240,300	10,849,545
TOTAL UTILITIES		13,932,430

Total common stocks (Cost $506,186,341)		598,638,718
Total long-term investments (Cost $506,186,341)		598,638,718

COLLATERAL FOR SECURITIES ON LOAN - 0.02%
Money Market Funds - 0.02%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.25%^	133,120	133,120
Total collateral for securities on loan (Cost $133,120)		133,120

	Principal
SHORT-TERM INVESTMENTS - 3.62%	Amount
Time Deposits - 3.62%
Australia and New Zealand Banking Group Ltd., 0.15%, 04/01/2022*	$22,584,217	22,584,217
Total short-term investments (Cost $22,584,217)		22,584,217

Total investments - 99.57% (Cost $528,903,678)		621,356,055

Other assets in excess of liabilities - 0.43%		2,654,378

Net assets - 100.00%		$624,010,433

(a) -	Non-income producing security.
(f) -
Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $0, which represented 0.00% of net assets.  See Security Valuation below.

(i) -	Illiquid security. The total market value of these securities was $0, which represented 0.00% of net assets.
(l) -
All or a portion of this security is on loan.  The total market value of securities on loan was $130,312. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o) -
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2022, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2021	Purchases	Sales	Gains (Losses)	Depreciation	March 31, 2022	Dividends	March 31, 2022
Hudson Global, Inc.	$3,375,577	$-	$(682,486)	$(3,932,098)	$8,135,012	$6,896,005	$-	169,560
Noranda Aluminum Holding Corp.	40,015	-	-	-	(40,015)	0	-	800,300
	$3,415,592	$-	$(682,486)	$(3,932,098)	$8,094,997	$6,896,005	$-

(u) -	Value determined using significant unobservable inputs.
^ -	Rate shown is the 7-day yield as of March 31, 2022.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$598,638,718
Money Market Funds	133,120
Time Deposits	22,584,217
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs:
Common Stocks:
Materials	0

Total Investments	$621,356,055

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2022:

	Fair Value at March 31, 2022	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$0	Estimated recovery value	Probability of asset recovery	$0.00	Increase
	$0

* Unobservable inputs were weighted by the fair value of the investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance at June 30, 2021	$-
Purchases	-
Sales	-
Accrued discounts (premiums)	-
Realized gains (losses)	-
Change in unrealized appreciation/depreciation	-
Transfers into Level 3	0
Balance at March 31, 2022	$0

Change in unrealized appreciation/depreciation for Level 3 assets held at March 31, 2022	$-